Pension and Postretirement Benefits: Schedule of results of sensitivity analysis of postretirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of results of sensitivity analysis of postretirement benefit obligations:
Schedule of results of sensitivity analysis of postretirement benefit obligations

Change in postretirement benefit obligations as of December 31, 2011
Annual effect of 1% point increase in healthcare cost trend on:
Service and interest cost components	1,202
Accumulated postretirement benefit obligation	7,977
Annual effect of 1% point decrease in healthcare cost trend on:
Service and interest cost components	(805)
Accumulated postretirement benefit obligation	(6,300)